Provisions (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Provisions	R$ 1,997,049	R$ 1,959,207
Escrow deposits	(133,848)	(132,775)
Total	1,863,201	1,826,432
Customer Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions	169,058	175,255
Escrow deposits	(6,003)	(6,060)
Total	163,055	169,195
Supplier Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions	338,580	334,273
Escrow deposits	(93,833)	(90,973)
Total	244,747	243,300
Other Civil Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions	140,447	128,036
Escrow deposits	(1,301)	(1,229)
Total	139,146	126,807
Tax Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions	114,215	101,770
Escrow deposits	(18,577)	(18,223)
Total	95,638	83,547
Labor Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions	723,968	727,133
Escrow deposits	(14,077)	(16,235)
Total	709,891	710,898
Environmental Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions	510,781	492,740
Escrow deposits	(57)	(55)
Total	510,724	492,685
Current Provision [Member]
IfrsStatementLineItems [Line Items]
Provisions	1,085,976	1,064,367
Total	1,085,976	1,064,367
Noncurrent Provision [Member]
IfrsStatementLineItems [Line Items]
Provisions	911,073	894,840
Escrow deposits	(133,848)	(132,775)
Total	R$ 777,225	R$ 762,065